Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Impairment loss		$ 0	$ 63,522	$ 0
Applicable tax rate		35.00%
Income from government grants		$ 0	14,027	0
Research and development credit accrued and/or collected		1,695,383	0	0
Transfers of research and development to entity, related party transactions		714,000
Current investments		$ 0	$ 589,275	$ 0
Investment Interest Rate Range End		0.50%
Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate	21.00%
Patents and licenses [member]
Statement Line Items [Line Items]
Useful life, intangible assets		12 years
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life, intangible assets		5 years
Machinery and equipment [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment		5 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment		5 years
Office equipment [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment		5 years